Employee benefit plans - Benefit Payments and Expected to be Paid (Details) $ in Millions	Dec. 31, 2018 USD ($)
Pension Benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
2019	$ 265
2020	266
2021	264
2022	261
2023	266
2024-2028	1,297
Total pension benefits	2,619
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
2019	19
2020	20
2021	20
2022	22
2023	24
2024-2028	130
Total pension benefits	235
Health care benefits | Domestic
Defined Benefit Plan Disclosure [Line Items]
2019	11
2020	12
2021	12
2022	11
2023	11
2024-2028	50
Total pension benefits	107
Health care benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
2019	0
2020	0
2021	0
2022	0
2023	0
2024-2028	1
Total pension benefits	$ 1